Rockefeller California Municipal Bond ETF

Schedule of Investments

October 31, 2024 (Unaudited)

MUNICIPAL BONDS & NOTES - 104.8%	Interest Rate	Maturity Date	Principal Amount	Value
California - 103.8%
Avenal Public Financing Authority, Call 12/02/24	5.00%	09/01/36	$40,000	$38,908
California Community Choice Financing Authority, Call 09/01/32, Put 12/01/32(a)(d)	5.00%	01/01/55	500,000	537,343
California Community Choice Financing Authority, Call 06/01/32, Put 09/01/32(a)	5.00%	02/01/55	150,000	160,519
California County Tobacco Securitization Agency, Call 11/18/24(b)	0.00%	06/01/46	1,250,000	315,805
California County Tobacco Securitization Agency, Call 12/01/30(b)	0.00%	06/01/55	250,000	54,228
California Health Facilities Financing Authority, Call 09/01/28	5.00%	09/01/48	100,000	100,783
California Health Facilities Financing Authority, Call 08/01/30	5.00%	08/01/50	850,000	869,301
California Health Facilities Financing Authority, Call 12/02/24	5.00%	11/15/39	500,000	500,518
California Housing Finance Agency, Call 02/01/33	4.30%	08/01/52	150,000	150,287
California Infrastructure & Economic Development Bank, Call 07/01/31(c)(e)	5.13%	07/01/54	300,000	298,844
California Municipal Finance Authority	5.00%	10/01/31	10,000	10,584
California Municipal Finance Authority, Call 11/21/24	5.00%	11/01/40	45,000	45,002
California Municipal Finance Authority, Put 12/02/24(a)	3.95%	10/01/45	250,000	249,902
California Municipal Finance Authority, Call 10/01/26	4.00%	10/01/36	300,000	292,578
California Municipal Finance Authority, Call 08/01/29	5.00%	08/01/48	180,000	180,423
California Municipal Finance Authority, Call 07/01/31	4.00%	07/01/55	150,000	125,999
California Municipal Finance Authority, Call 09/01/30	4.00%	09/01/50	210,000	176,617
California Municipal Finance Authority, Call 06/01/28(e)	5.00%	06/01/48	150,000	150,188
California Municipal Finance Authority, Call 08/15/34	5.00%	08/15/59	250,000	260,625
California Municipal Finance Authority, Call 10/01/30(e)	5.00%	10/01/49	50,000	48,883
California School Facilities Financing Authority, AGM(b)(d)	0.00%	08/01/49	2,500,000	719,362
California School Finance Authority, Call 06/01/31(d)(e)	5.00%	07/01/59	150,000	153,817
California School Finance Authority, Call 07/01/28(d)(e)	4.00%	06/01/61	400,000	322,344
California School Finance Authority, Call 07/01/31(e)	5.00%	07/01/54	120,000	123,704
California Statewide Communities Development Authority, STR, Call 09/01/31(d)	5.00%	09/01/54	200,000	201,554
California Statewide Communities Development Authority, FNMA COLL	4.00%	10/01/42	250,000	242,172
California Statewide Communities Development Authority, Call 12/02/24(d)	5.50%	12/01/54	70,000	70,029
California Statewide Communities Development Authority, Call 06/01/26(d)€	5.00%	12/01/46	100,000	100,750
California Statewide Communities Development Authority	5.00%	11/01/49	315,000	335,645
California Statewide Financing Authority, Call 12/02/24(c)	6.00%	05/01/37	120,000	122,749
Clovis Unified School District, GO, Call 08/01/32(c)(d)	4.00%	08/01/48	500,000	494,520
El Camino Community College District Fountation, GO, Call 08/01/26(d)	4.00%	08/01/41	500,000	499,598
Golden State Tobacco Securitization Corp., Call 12/01/31(b)	0.00%	06/01/26	2,500,000	271,618
Hemet Unified School District, STR, Call 09/01/30(d)	5.00%	09/01/54	250,000	257,934
Independent Cities Finance Authority, Call 12/02/24(d)	5.00%	11/15/49	50,000	50,022
Los Angeles California Community Facilities District, STR, Call 09/01/31(d)	5.00%	09/01/54	250,000	261,070
Los Angeles California Department of Airports, Call 05/15/28(d)	5.25%	05/15/48	700,000	723,410
Los Angeles California Department of Water & Power, Call 07/01/34	5.00%	07/01/52	500,000	549,354
Los Angeles California Department of Water & Power, Call 11/01/24, Put 11/07/24(a)	2.85%	07/01/48	100,000	100,000
Los Angeles California Unified School District, GO, Call 01/01/35(d)	4.00%	07/01/52	500,000	500,862
Manteca California, STR, Call 09/01/31(d)	5.00%	09/01/54	150,000	153,993
Menifee California, STR, Call 09/01/30(d)	5.00%	09/01/54	250,000	259,039
M-S-R Energy Authority(c)	6.13%	11/01/29	25,000	26,527
Pajaro Valley Health Care District, GO, Call 09/01/34(d)	5.00%	09/01/54	250,000	259,454
Poway Unified School District Public Financing Authority, BAM, STR, Call 12/02/24(d)	5.00%	10/01/41	100,000	100,088
Romoland California School District, STR, Call 09/01/31(d)	5.00%	09/01/54	500,000	518,104
Roseville California, STR, Call 09/01/31(d)	5.00%	09/01/54	100,000	103,701

San Diego County Regional Airport Authority, Call 07/01/31	4.00%	07/01/40	120,000	117,888
San Diego County Regional Airport Authority, Call 07/01/33(c)(d)	5.00%	07/01/53	750,000	783,738
San Francisco City & County Airport Commission, Call 05/01/26(d)	5.00%	05/01/46	250,000	252,006
San Francisco City & County Airport Commission, Call 05/01/34(d)	5.25%	05/01/49	500,000	533,564
San Francisco City & County Airport Commission, Call 10/01/25	4.00%	10/01/40	350,000	350,167
San Luis Obispo County Community College District, GO, Call 08/01/25(d)	4.00%	08/01/40	250,000	250,073
State of California, GO, Call 08/01/34	4.00%	08/01/49	250,000	251,018
Tejon Ranch Public Facilities Finance Authority, STR, Call 09/01/34(d)	5.00%	09/01/54	250,000	257,651
Tobacco Securitization Authority of Southern California, Call 11/18/24(b)	0.00%	06/01/46	1,500,000	299,234
Washington Township Health Care District, GO, Call 11/21/24(c)(d)	5.00%	08/01/43	275,000	271,730
				15,455,826
Guam - 0.7%
Antonio B. Won Pat International Airport Authority, Call 10/01/34	5.25%	10/01/41	100,000	106,303

Puerto Rico - 0.3%
Children’s Trust Fund, Call 12/2/24(c)	5.63%	05/15/43	15,000	15,192
Puerto Rico Sales Tax Financing Corp., Call 07/01/28(c)(d)	4.55%	07/01/40	27,000	27,133
				42,325

TOTAL MUNICIPAL BONDS & NOTES (Cost $15,694,452)				15,604,454

TOTAL INVESTMENTS - 104.8% (Cost $15,694,452)				$15,604,454
Assets in Excess of Other Liabilities (4.8)%				(710,749)
TOTAL NET ASSETS - 100.0%				$14,893,705

Percentages are stated as a percent of net assets.

GO - General Obligation

STR - Special Tax Revenue

AGM - Assured Guaranty Municipal

BAM - Build America Mutual Assurance Company

(a) Adjustable rate security. Rate disclosed is as of October 31, 2024.

(b) Zero coupon bond issued at a discount.

(c) Fixed coupon bond issued at a discount.

(d) Sinkable security.

(e) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.